FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Abstract]
Disclosure of detailed information about financial instruments	Financial Assets and Financial Liabilities by Categories

As at December 31, 2021	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$525.0	$—	$525.0
Trade and other receivables	3.0	—	—	—	3.0
Convertible loan receivable(ii)	—	—	10.0	—	10.0
Investments in equity securities(i)	—	74.1	—	—	74.1
Warrants	—	—	1.4	—	1.4
Other financial assets	22.5	—	—	—	22.5
Total financial assets	$25.5	$74.1	$536.4	$—	$636.0

Financial liabilities
Total debt	$772.8	$—	$—	$—	$772.8
Trade and other payables	274.7	—	—	—	274.7
Derivative liabilities - Hedging instruments	—	—	—	14.5	14.5
Derivative liabilities - Non-hedge	—	—	11.0	—	11.0
Other financial liabilities	172.4	—	—	—	172.4
Total financial liabilities	$1,219.9	$—	$11.0	$14.5	$1,245.4

As at December 31, 2020	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV- Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$651.2	$—	$651.2
Trade and other receivables	4.2	—	—	—	4.2
Convertible loan receivable(ii)	—	—	11.7	—	11.7
Investments in equity securities(i)	—	68.7	—	—	68.7
Warrants	—	—	2.5	—	2.5
Derivative assets - Non-hedge	—	—	0.4	—	0.4
Other financial assets	19.7	—	—	—	19.7
Total financial assets	$23.9	$68.7	$665.8	$—	$758.4

Financial liabilities
Total debt	$993.8	$—	$—	$—	$993.8
Trade and other payables	240.4	—	—	—	240.4
Derivative liabilities - Hedging instruments	—	—	—	9.0	9.0
Derivative liabilities - Non-hedge	—	—	6.1	—	6.1
Other financial liabilities	173.4	—	—	—	173.4
Total financial liabilities	$1,407.6	$—	$6.1	$9.0	$1,422.7
(i)Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant. The balance at December 31, 2020 included the Company's remaining investment in Equinox Gold. During the year ended December 31, 2021, the Company disposed of its remaining interest in Equinox Gold for total net proceeds of $51.2 million. As noted above, equity securities in the Company's investment portfolio are considered to be strategic investments. For such investments, the Company's focus is to assess the best path for creation of value for shareholders, which may include monetization of said investments, which was the case in the sale of the Equinox shares. The fair value of the Equinox shares at the date of derecognition was $51.4 million and the Company recorded a cumulative gain of $5.5 million on disposal. The balance at December 31, 2021 includes the Company's investments in Nomad, which was previously accounted for as an investment in an associate, and Ascot. Refer to Note 6 and 20.
(ii)Represents the Deferred Cash Payment receivable from the Nomad transaction. Refer to Note 6.
Disclosure of financial assets by categories

As at December 31,	2021	2020
Derivative assets (Note 17)	$—	$0.4
Loans and other receivables	22.5	19.7
Investments in equity securities and warrants(i)(ii)(iii)	75.5	71.2
Convertible loan receivable(iv)	10.0	11.7
	$108.0	$103.0
Current	$27.0	$14.3
Non-current	81.0	88.7
	$108.0	$103.0
(i)The balance at December 31, 2020 included the Company's investment in Equinox Gold. During the year ended December 31, 2021, the Company disposed of its interest in Equinox Gold for total proceeds of $51.2 million. The balance at December 31, 2021 includes the Company's investments in Nomad Royalty Company, which was previously accounted for as an investment in an associate, and Ascot Resources Ltd. Refer to (ii) below.
(ii)On April 12 2021, pursuant to a private placement offer by Ascot Resources Ltd. ("Ascot") (TSX: AOT), Yamana subscribed for $16.5 million (C$20.6 million) worth of common shares of Ascot at an issue price of C$0.86 per share. The offering closed on April 20, 2021. Upon closing, Yamana held approximately 6.4% of Ascot's basic shares outstanding. Yamana has no right to representation on Ascot's Board of Directors and the investment is accounted for as a financial asset at FVOCI.
(iii)On November 26, 2021, pursuant to a private placement offer by Benchmark Metals Inc. ("Benchmark") (TSX-V: BNCH), Yamana subscribed for 8 million Units at a price of C$1.00 per unit for a total cost of $6.3 million (C$8.0 million). Each Unit consisted of one Benchmark common share and one-half of one transferable common share purchase warrant. Upon closing, Yamana held 3.99% of Benchmark on a non-diluted basis. Yamana has no right to representation on Benchmark's Board of Directors and the investment is accounted for as a financial asset at FVOCI.
(iv)As part of the sale of the Royalty Portfolio in March 2020, the Company received a deferred cash payment that is convertible into shares of Nomad. Refer to Note 6 for further details.

Disclosure of fair value measurement of assets

	Asset derivatives		Liability derivatives
At as December 31,	2021	2020	2021	2020
Derivatives designated as hedging instruments
Currency contracts	$—	$—	$14.5	$9.0
Total derivatives designated as hedging instruments	$—	$—	$14.5	$9.0
Derivatives not designated as hedging instruments
Warrants and options contracts	—	—	5.0	6.1
DSU contracts	—	0.4	6.0	—
Total derivatives not designated as hedges	$—	$0.4	$11.0	$6.1
Total derivative instruments (Note 20 and Note 26)	$—	$0.4	$25.5	$15.1
alance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2021			December 31, 2020
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$525.0	$—	$525.0	$651.2	$—	$651.2
Convertible loan receivable	—	10.0	10.0	—	11.7	11.7
Investments in equity securities	74.1	—	74.1	68.7	—	68.7
Warrants	—	1.4	1.4	—	2.5	2.5
Derivative related assets	—	—	—	—	0.4	0.4
	$599.1	$11.4	$610.5	$719.9	$14.6	$734.5
Liabilities
Derivative related liabilities	$—	$25.5	$25.5	$—	$15.1	$15.1
	$—	$25.5	$25.5	$—	$15.1	$15.1
Summary of derivatives at December 31, 2021

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts
Option contracts
BRL option contracts (millions)(i)	R$5.25	R$5.71	January - December 2022	R$192.0	—	$(1.6)
CLP option contracts (billions)(i)	CLP$750.00	CLP$850.75	January - December 2022	CLP62.4	—	$(3.9)
Forward contracts	Average FX/USD forward rate
BRL forward contracts (millions)(ii)	R$5.4925		January - December 2022	R$192.0	—	$(2.1)
CLP forward contracts (billions)(iii)	CLP$798.69		January - December 2022	CLP62.4	—	$(6.9)

Other	Per share value (C$)
DSU contracts (millions of DSUs)(iv)	$7.26		January - November 2022	—	DSU 4.2	$(6.0)
(i)The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted BRL and CLP expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. The BRL cash flow hedges are expected to cover approximately. 32% of the BRL denominated forecasted costs from January to December 2022. The CLP cash flow hedges are expected to cover approximately 36% of the CLP denominated forecasted costs from January to December 2022.
(ii)In January 2021, the Company entered into forward contracts totalling BRL 288.0 million (approximately US$54.3 million) split evenly from July 2021 to December 2022 at a weighted average BRL to US Dollar forward rate of BRL 5.4925 per US Dollar. These forward contracts are expected to cover approximately 32% of the BRL denominated forecasted costs from January to December 2022.
(iii)In August 2021, the Company entered into forward contracts totalling CLP62.4 billion (approximately US$79.1 million) split evenly from January to December 2022, at a weighted average CLP to US Dollar forward rate of CLP798.69 per US Dollar. These forward contracts are expected to cover approximately 36% of the CLP denominated forecasted costs from January to December 2022.
(iv)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% outstanding DSUs at the time) at a value of C$7.26 per share.

Disclosure of fair value measurement of liabilities

	Asset derivatives		Liability derivatives
At as December 31,	2021	2020	2021	2020
Derivatives designated as hedging instruments
Currency contracts	$—	$—	$14.5	$9.0
Total derivatives designated as hedging instruments	$—	$—	$14.5	$9.0
Derivatives not designated as hedging instruments
Warrants and options contracts	—	—	5.0	6.1
DSU contracts	—	0.4	6.0	—
Total derivatives not designated as hedges	$—	$0.4	$11.0	$6.1
Total derivative instruments (Note 20 and Note 26)	$—	$0.4	$25.5	$15.1

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated balance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2021			December 31, 2020
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$525.0	$—	$525.0	$651.2	$—	$651.2
Convertible loan receivable	—	10.0	10.0	—	11.7	11.7
Investments in equity securities	74.1	—	74.1	68.7	—	68.7
Warrants	—	1.4	1.4	—	2.5	2.5
Derivative related assets	—	—	—	—	0.4	0.4
	$599.1	$11.4	$610.5	$719.9	$14.6	$734.5
Liabilities
Derivative related liabilities	$—	$25.5	$25.5	$—	$15.1	$15.1
	$—	$25.5	$25.5	$—	$15.1	$15.1

Disclosure of financial liabilities by categories
Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2021		December 31, 2020
	Financial instrument classification	Carrying amount	Fair value(i)	Carrying amount	Fair value(i)
Debt
Senior notes	Amortized cost	$775.9	$797.5	$996.5	$989.3
(i)The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined using quoted prices (unadjusted) in active markets where available, and is otherwise determined by discounting the future cash flows by a discount factor that reflects the Company's own credit risk.

Disclosure of cash flow hedge gains (losses) in AOCI
Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2021	2020	2021	2020
Exchange rate risk
Currency option contracts	$(11.8)	$(24.0)	$9.7	$16.9
	$(11.8)	$(24.0)	$9.7	$16.9
Time value of option contracts excluded from hedge relationship	(4.9)	(0.2)	—	—
	$(16.7)	$(24.2)	$9.7	$16.9

Disclosure of realized and unrealized gains (losses) on derivatives	The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2021	2020
Realized gains (losses)
DSU contracts	—	1.8
	$—	$1.8
Unrealized gains (losses)
DSU contracts	(6.5)	(3.4)
	$(6.5)	$(3.4)